EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Reconciliation of basic and diluted net income per share

	For the years ended March 31,
	2024	2023	2022

Net income (loss) attributable to the Company	$1,022,956	$(3,474,512)	$9,749
Weighted average number of common shares outstanding – Basic*	3,229,524	2,579,304	2,333,333
Dilutive securities – unexercised Warrant series A	12,376	–	–
Weighted average number of common shares outstanding – Diluted*	3,241,900	2,579,304	2,333,333
Earnings per share – Basic	$0.32	$(1.34)	$0.00
Earnings per share – Diluted	$0.32	$(1.34)	$0.00